SUBSIDIARY PUBLIC ISSUERS	6 Months Ended
Jun. 30, 2026
Subsidiary Public Issuer [Abstract]
SUBSIDIARY PUBLIC ISSUERS	SUBSIDIARY PUBLIC ISSUERS
An indenture dated as of October 10, 2012 between certain wholly-owned subsidiaries of our partnership, Brookfield Infrastructure Finance ULC (“Alberta Finco”), Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (collectively, the “Co-Issuers”), and Computershare Trust Company of Canada, as supplemented and amended from time to time (“Indenture”) provides for the issuance of one or more series of unsecured notes of the Co-Issuers.
An indenture dated as of May 24, 2021, between Alberta Finco, our partnership and its subsidiaries, Brookfield Infrastructure L.P. (the “Holding LP”), Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation (“US Holdco”), BIP Bermuda Holdings I Limited (collectively, but excluding Alberta Finco, the “BIP Guarantors”), BIPC Holdings Inc. (“BIPC Holdings”), Computershare Trust Company of Canada and Computershare Trust Company, N.A., as supplemented and amended from time to time (the “Subordinated Indenture”) provides for the issuance of one or more series of unsecured notes of Alberta Finco.
On September 24, 2025, the Co-Issuers issued C$700 million of medium-term notes under the Indenture in two tranches in the Canadian bond market: C$375 million maturing January 6, 2031, with a coupon of 3.700% and C$325 million maturing September 24, 2035, with a coupon of 4.526%. These medium-term notes are fully and unconditionally guaranteed by the BIP Guarantors (other than US Holdco), Brookfield Infrastructure LLC (“BI LLC”) and BIPC Holdings.
On May 16, 2025, Alberta Finco issued C$250 million of fixed-to-fixed reset rate subordinated notes maturing September 1, 2055, with an initial coupon of 5.6% until September 1, 2030, resetting every five years thereafter at the five-year Government of Canada Yield, plus a spread of 2.7%, provided that the rate will not reset below 5.6% (the “May 2025 Alberta Finco Notes”). The May 2025 Alberta Finco Notes were issued under the Subordinated Indenture and are fully and unconditionally guaranteed, on a subordinated basis, by the BIP Guarantors (other than US Holdco), BI LLC and BIPC Holdings.
The partnership will and certain of the other BIP Guarantors and/or BIPC Holdings may also fully and unconditionally guarantee the payment obligations of Brookfield Infrastructure Preferred Equity Inc. (“Pref Finco” and collectively with the Co-Issuers, the “Fincos”) in respect of any Class A preference shares issued to the public by the Pref Finco, if and when issued.

Each of the Fincos is a subsidiary of our partnership. In the tables below, information relating to the Fincos has been combined.
BIPC Holdings has also fully and unconditionally guaranteed the payment obligations of the partnership in respect of certain of the partnership’s currently outstanding cumulative class A preferred limited partnership units and may guarantee the payment obligations of the partnership in respect of additional cumulative class A preferred limited partnership units issued to the public, if and when issued.
The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPC Holdings and the partnership’s subsidiaries other than the Fincos and BIPC Holdings:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2026 US$ MILLIONS	Our partnership(2)	The Fincos	BIPC Holdings	Subsidiaries of our partnership other than the Fincos and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$—	$6,482	$6,482
Net income (loss) attributable to partnership(1)	(24)	—	(15)	59	24	44

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2025
Revenues	$—	$—	$—	$—	$5,429	$5,429
Net income (loss) attributable to partnership(1)	(6)	—	—	69	6	69

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2026
Revenues	$—	$—	$—	$—	$12,783	$12,783
Net income (loss) attributable to partnership(1)	(110)	—	(26)	9	110	(17)

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2025
Revenues	$—	$—	$—	$—	$10,821	$10,821
Net income (loss) attributable to partnership(1)	20	—	—	194	(20)	194

AS OF JUNE 30, 2026
Current assets	$—	$—	$—	$—	$10,934	$10,934
Non-current assets	5,435	—	4,645	8,637	92,297	111,014
Current liabilities	—	—	—	—	12,305	12,305
Non-current liabilities	—	4,096	525	—	72,499	77,120
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	1,834	1,834
BIPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	1,314	1,314
Exchangeable units(5)	—	—	—	—	54	54
Perpetual subordinated notes	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	23,862	23,862
Preferred unitholders	—	—	—	—	729	729

AS OF DECEMBER 31, 2025
Current assets	$—	$—	$—	$—	$11,978	$11,978
Non-current assets	5,911	—	4,604	9,520	96,137	116,172
Current liabilities	—	—	—	—	15,260	15,260
Non-current liabilities	—	4,212	458	—	72,680	77,350
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	2,017	2,017
BIPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	1,440	1,440
Exchangeable units(5)	—	—	—	—	61	61
Perpetual subordinated notes	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	26,086	26,086
Preferred unitholders	—	—	—	—	729	729
1.Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
2.Includes investments in all subsidiaries of our partnership under the equity method.
3.Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., US Holdco, and BIP Bermuda Holdings I Limited and BI LLC under the equity method except for US Holdco’s investment in BI LLC, which is presented on a combined basis as BI LLC is a guarantor of the notes issued after July 27, 2023. For the three and six-month period ended June 30, 2026, and 2025, the presentation of US Holdco’s investment in BI LLC on a combined basis was equivalent to its presentation under the equity method.
4.Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.
5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.